AB Active ETFs, Inc.

AB Tax-Aware Short Duration Municipal ETF

Portfolio of Investments

February 29, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 88.7%
Long-Term Municipal Bonds – 85.8%
Alabama – 4.9%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2021-B 4.00%, 10/01/2052	$	1,200	$1,201,481
Series 2023-D 5.408% (SOFR + 1.85%), 06/01/2049(a)		1,000	1,015,194
Black Belt Energy Gas District (Morgan Stanley) Series 2019-A 4.00%, 12/01/2049		2,000	2,003,951
Black Belt Energy Gas District (Royal Bank of Canada) Series 2022-D 4.00%, 12/01/2025		650	652,642
City of Huntsville AL Series 2016-B 5.00%, 05/01/2028		470	490,928
County of Jefferson AL Sewer Revenue Series 2024 5.00%, 10/01/2034		1,000	1,152,213
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 1.00%, 06/01/2049(b)		1,000	1,063,588
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding Co.) Series 2024-A 5.00%, 08/01/2054		5,000	5,325,293
Southeast Energy Authority A Cooperative District (Goldman Sachs Group, Inc. (The)) Series 2022-B 5.00%, 05/01/2053		1,000	1,039,395
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 5.50%, 01/01/2053		2,000	2,140,576
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054		1,500	1,592,808
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.00%, 07/01/2027		1,500	1,544,764
5.25%, 01/01/2054		2,500	2,641,789

			21,864,622

Arizona – 1.9%
Chandler Industrial Development Authority (Intel Corp.) Series 2019 5.00%, 06/01/2049		1,000	1,001,587
Series 2022 5.00%, 09/01/2042		3,000	3,102,611
5.00%, 09/01/2052		1,000	1,034,347

	Principal Amount (000)		U.S. $ Value

City of Phoenix Civic Improvement Corp. (Pre-refunded - US Treasuries) Series 2014-A 5.00%, 07/01/2030 (Pre-refunded/ETM)	$	1,000	$1,005,027
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029		1,000	981,731
Maricopa County Special Health Care District Series 2021-D 5.00%, 07/01/2025		1,325	1,356,656

			8,481,959

Arkansas – 0.0%
Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(c)		115	125,643

California – 9.1%
Bay Area Toll Authority Series 2021 3.71% (MUNIPSA + 0.41%), 04/01/2056(a)		3,000	2,933,790
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054		5,000	5,317,557
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054		1,000	1,057,883
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052		1,000	1,004,088
California Community Choice Financing Authority (Morgan Stanley) Series 2024 5.00%, 05/01/2054		3,500	3,756,580
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2024 3.95%, 01/01/2050(c)		1,000	999,861
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 06/30/2029		1,000	1,035,030
California Municipal Finance Authority (National Carbon Technologies - California LLC) Series 2023 4.00%, 12/15/2042(c)		1,000	998,919
California State Public Works Board (California State Public Works Board Lease) Series 2017-H 5.00%, 04/01/2031		1,425	1,517,701

	Principal Amount (000)		U.S. $ Value

California Statewide Communities Development Authority (Southern California Edison Co.) Series 2023 4.50%, 11/01/2033	$	1,000	$1,075,197
City of Los Angeles Department of Airports Series 2017-A 5.00%, 05/15/2030		3,385	3,548,515
Series 2022 5.00%, 05/15/2025		475	483,830
Newport Mesa Unified School District NATL Series 2007 Zero Coupon, 08/01/2031		2,000	1,595,764
Oakland Unified School District/Alameda County Series 2016 5.00%, 08/01/2025		1,000	1,026,877
Port of Oakland Series 2021 5.00%, 11/01/2029		1,575	1,710,601
San Diego County Regional Airport Authority Series 2023 5.00%, 07/01/2029		1,610	1,750,311
San Francisco Intl Airport Series 2018 5.00%, 05/01/2027		1,530	1,606,211
Series 2019-H 5.00%, 05/01/2027		1,500	1,575,176
State of California Series 2018 5.00%, 10/01/2024		1,990	2,011,873
Series 2020 5.00%, 11/01/2028		1,455	1,614,606
Series 2023 5.00%, 10/01/2024		640	647,034
Stockton Public Financing Authority BAM Series 2014 5.00%, 09/01/2028		1,475	1,485,303
Sweetwater Union High School District BAM Series 2014 5.00%, 08/01/2026		1,075	1,082,022
Washington Township Health Care District Series 2020-A 5.00%, 07/01/2031		650	697,614

			40,532,343

Colorado – 0.7%
Adams & Weld Counties School District No. 27J Brighton/CO Series 2016-A 2.50%, 12/01/2027		1,500	1,459,191
City & County of Denver CO Airport System Revenue Series 2020-B 5.00%, 11/15/2031		700	714,652
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2025		1,000	1,022,798

			3,196,641

	Principal Amount (000)		U.S. $ Value

Connecticut – 1.3%
Connecticut State Health & Educational Facilities Authority (Fairfield University) Series 2018-S 5.00%, 07/01/2024	$	1,000	$1,004,929
State of Connecticut Series 2015-A 4.50%, 03/15/2033		2,500	2,512,260
Series 2018-F 5.00%, 09/15/2025		2,000	2,057,936

			5,575,125

District of Columbia – 1.2%
District of Columbia (Plenary Infrastructure DC LLC State Lease) Series 2022 5.00%, 02/28/2026		1,485	1,528,991
Metropolitan Washington Airports Authority Aviation Revenue Series 2017 5.00%, 10/01/2026		465	483,486
Series 2019-A 5.00%, 10/01/2027		1,000	1,058,616
Series 2020-A 5.00%, 10/01/2032		2,000	2,204,235

			5,275,328

Florida – 5.1%
City of Jacksonville FL (Genesis Health, Inc. Obligated Group) Series 2017 5.00%, 11/01/2026		600	620,490
City of Port St Lucie FL Utility System Revenue Series 2016 4.00%, 09/01/2032		3,560	3,606,692
County of Brevard FL (County of Brevard FL Fuel Tax) AGM Series 2016 5.00%, 08/01/2028		1,445	1,506,893
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport) Series 2015-A 5.00%, 10/01/2025		930	948,178
County of Broward FL Professional Sports Facilities Tax Revenue Series 2016 5.00%, 09/01/2025		1,265	1,266,749
County of Charlotte FL Series 2015 5.00%, 10/01/2027		1,080	1,108,485
Greater Orlando Aviation Authority Series 2022-A 5.00%, 10/01/2029		1,020	1,113,057
Series 2022-C 5.00%, 10/01/2025		1,350	1,379,296

	Principal Amount (000)		U.S. $ Value

Hernando County School District (Hernando County School District COP) AGM Series 2016-A 5.00%, 07/01/2025	$	1,350	$1,382,607
Hillsborough County Aviation Authority (Pre-refunded - US Treasuries) Series 2015 5.00%, 10/01/2040 (Pre-refunded/ETM)		1,000	1,007,057
School Board of Miami-Dade County (The) Series 2023 5.00%, 06/18/2024		3,000	3,013,955
School Board of Miami-Dade County (The) (Pre-refunded - US Govt Agencies) Series 2014-A 5.00%, 05/01/2031 (Pre-refunded/ETM)		1,435	1,438,369
West Palm Beach Community Redevelopment Agency (West Palm Beach Community Redevelopment Agency City Center Community Redev Area) Series 2015 5.00%, 03/01/2026		2,590	2,651,608
Series 2019 5.00%, 03/01/2032		1,570	1,720,139

			22,763,575

Georgia – 3.3%
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2025		200	202,877
City of Atlanta GA Airport Passenger Facility Charge Series 2023 5.00%, 07/01/2030		2,000	2,205,517
City of Atlanta GA Department of Aviation Series 2023-G 5.00%, 07/01/2027		1,000	1,054,037
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(c)		1,500	1,452,272
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2019-C 4.00%, 03/01/2050		1,000	1,005,257
5.00%, 09/01/2024		1,500	1,504,439
Series 2022-B 5.00%, 12/01/2052		4,000	4,203,688
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 5.258% (SOFR + 1.70%), 12/01/2053(a)		1,000	1,017,033
Main Street Natural Gas, Inc. (Toronto-Dominion Bank (The)) Series 2019-B 4.00%, 08/01/2049		1,300	1,302,402
Municipal Electric Authority of Georgia Series 2020 5.00%, 01/01/2029		500	544,072

			14,491,594

	Principal Amount (000)		U.S. $ Value

Guam – 0.7%
Territory of Guam Series 2019 5.00%, 11/15/2031	$	910	$942,602
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026		2,000	2,062,694

			3,005,296

Idaho – 0.2%
Idaho Health Facilities Authority (St Luke’s Health System Ltd Obligated Group/ID) Series 2018 5.00%, 03/01/2027		1,000	1,046,654

Illinois – 6.8%
Chicago Board of Education Series 2017-C 5.00%, 12/01/2030		1,000	1,022,075
Series 2019-A 5.00%, 12/01/2030		1,575	1,647,850
AGM Series 2018-C 5.00%, 12/01/2031		1,000	1,061,634
Chicago Transit Authority Series 2017 5.00%, 06/01/2026		1,695	1,753,138
Chicago Transit Authority Capital Grant Receipts Revenue (City of Chicago IL Fed Hwy Grant) Series 2017 5.00%, 06/01/2025		1,000	1,015,103
City of Chicago IL Series 2020-A 5.00%, 01/01/2026		2,125	2,177,746
City of Chicago IL Waterworks Revenue AMBAC Series 2001 5.75%, 11/01/2030		865	935,301
Illinois State Toll Highway Authority Series 2024-A 5.00%, 01/01/2033		1,000	1,168,931
Metropolitan Pier & Exposition Authority Series 2022 3.00%, 06/15/2024		2,250	2,240,560
Series 2023 5.00%, 12/15/2027		1,000	1,062,763
Metropolitan Water Reclamation District of Greater Chicago Series 2016-A 5.00%, 12/01/2030		2,595	2,716,736
Northern Illinois University BAM Series 2020-B 5.00%, 04/01/2031		725	777,908

	Principal Amount (000)		U.S. $ Value

Sangamon County School District No. 186 Springfield AGM Series 2020-B 5.00%, 02/01/2032	$	690	$765,998
State of Illinois Series 2017-D 5.00%, 11/01/2026		2,000	2,088,240
Series 2019-A 5.00%, 11/01/2029		685	753,105
Series 2020 5.50%, 05/01/2030		2,000	2,229,873
Series 2022-A 5.00%, 03/01/2025		2,570	2,608,569
Series 2023-D 5.00%, 07/01/2024		1,000	1,004,627
State of Illinois Sales Tax Revenue Series 2021 5.00%, 06/15/2025		1,300	1,328,736
Series 2021-A 4.00%, 06/15/2028		605	629,359
Series 2024-A 5.00%, 06/15/2025		1,000	1,022,058

			30,010,310

Indiana – 1.0%
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030		500	466,432
Indianapolis Local Public Improvement Bond Bank Series 2021-A 5.00%, 06/01/2024		3,045	3,055,771
5.00%, 06/01/2025		1,000	1,021,213

			4,543,416

Iowa – 0.1%
Iowa Finance Authority (Iowa Health System Obligated Group) Series 2018-B 5.00%, 02/15/2025		500	506,445

Kansas – 0.7%
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2024		1,605	1,605,000
Seward County Unified School District No. 480 Liberal Series 2017-B 5.00%, 09/01/2026		1,500	1,541,193

			3,146,193

Kentucky – 0.8%
Kentucky Public Energy Authority (BP PLC) Series 2018-B 4.00%, 01/01/2049		2,000	1,999,931
Western Kentucky University Series 2016-A 5.00%, 09/01/2025		1,660	1,698,636

			3,698,567

	Principal Amount (000)		U.S. $ Value

Louisiana – 1.2%
City of Shreveport LA BAM Series 2016 5.00%, 03/01/2027	$	1,400	$1,457,994
Louisiana Local Government Environmental Facilities & Community Development Auth (American BioCarbon CT LLC) Series 2023 4.00%, 12/01/2046		1,000	999,968
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Insurance Guaranty Association) Series 2022 5.00%, 08/15/2029		665	703,391
Louisiana Public Facilities Authority (ElementUS Minerals LLC) Series 2023 5.00%, 10/01/2043(c)		1,900	1,924,595

			5,085,948

Maryland – 1.3%
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.00%, 11/12/2028		2,000	2,046,294
Maryland Stadium Authority (Maryland Stadium Authority State Lease) Series 2023-A 5.00%, 03/01/2025		1,850	1,882,761
State of Maryland Series 2017-A 5.00%, 08/01/2025		1,765	1,815,395

			5,744,450

Massachusetts – 1.5%
Massachusetts Development Finance Agency Series 2015-H 5.00%, 07/01/2025		415	423,396
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2019 5.00%, 07/01/2031		870	947,109
Massachusetts Development Finance Agency (Pre-refunded - US Treasuries) Series 2015 5.00%, 07/01/2025 (Pre-refunded/ETM)		1,085	1,111,207
Massachusetts Port Authority Series 2017-A 5.00%, 07/01/2027		1,120	1,176,913
Series 2019-A 5.00%, 07/01/2024		1,070	1,074,612
Series 2019-C 5.00%, 07/01/2025		2,000	2,038,896

			6,772,133

	Principal Amount (000)		U.S. $ Value

Michigan – 1.0%
Great Lakes Water Authority Water Supply System Revenue Series 2018-A 5.00%, 07/01/2024	$	450	$452,291
Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015 4.00%, 10/01/2024		1,500	1,501,292
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2014 5.00%, 07/01/2026		1,190	1,196,215
State of Michigan (State of Michigan Fed Hwy Grant) Series 2016 5.00%, 03/15/2024		1,360	1,360,702

			4,510,500

Minnesota – 0.9%
State of Minnesota Series 2016-D 5.00%, 08/01/2025		2,700	2,777,091
Series 2022-A 5.00%, 08/01/2025		1,000	1,028,552

			3,805,643

Missouri – 1.1%
City of St. Louis MO Airport Revenue AGM Series 2017-B 5.00%, 07/01/2025		2,130	2,160,364
County of St. Louis MO (County of St Louis MO Lease) Series 2020-A 4.00%, 12/01/2030		755	786,400
Missouri Highway & Transportation Commission Series 2023 5.00%, 05/01/2024		2,000	2,005,242

			4,952,006

Nebraska – 0.8%
Douglas County Hospital Authority No. 2 (Nebraska Medicine Obligated Group) Series 2022 5.00%, 05/15/2024		1,000	1,002,655
Public Power Generation Agency Series 2015 5.00%, 01/01/2025		2,525	2,555,762

			3,558,417

Nevada – 0.7%
County of Clark Department of Aviation Series 2021-B 5.00%, 07/01/2025		3,100	3,154,239

	Principal Amount (000)		U.S. $ Value

State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 8.125%, 01/01/2050(c)	$	100	$101,767

			3,256,006

New Hampshire – 1.0%
State of New Hampshire Series 2020-A 5.00%, 12/01/2025		4,405	4,565,841

New Jersey – 7.5%
County of Monmouth NJ Series 2019 5.00%, 07/15/2026		1,320	1,389,878
Garden State Preservation Trust AGM Series 2005-A 5.75%, 11/01/2028		1,000	1,061,656
New Brunswick Parking Authority BAM Series 2016-A 5.00%, 09/01/2030		2,000	2,084,413
New Jersey Economic Development Authority (New Jersey Department of Environmental Protection State Lease) Series 2015-A 5.00%, 06/15/2025		1,000	1,022,120
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2015-X 5.00%, 06/15/2025		3,950	4,037,373
New Jersey Economic Development Authority (New Jersey Transit Corp. State Lease) Series 2017-B 5.00%, 11/01/2025		1,400	1,442,058
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034		2,000	2,002,319
New Jersey Economic Development Authority (State of New Jersey Department of the Treasury Lease) Series 2015-X 5.25%, 06/15/2027		1,395	1,428,737
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.75%, 09/15/2027		2,000	2,001,030
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017 5.00%, 07/01/2024		1,245	1,251,420
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2021 5.00%, 07/01/2025		2,000	2,046,472

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2018-A 5.00%, 06/15/2024	$2,000	$2,008,529
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2014-A 5.00%, 06/15/2024	1,000	1,004,239
Series 2019 5.00%, 12/15/2026	3,500	3,689,456
5.00%, 06/15/2030	250	273,167
Newark Board of Education BAM Series 2021 5.00%, 07/15/2029	1,210	1,324,341
State of New Jersey Series 2020 5.00%, 06/01/2024	2,365	2,373,942
5.00%, 06/01/2025	1,000	1,023,425
Township of South Orange Village NJ Series 2023 5.00%, 06/28/2024	1,000	1,004,950
Township of Woodbridge NJ Series 2023 4.50%, 03/15/2024	1,000	1,000,486

		33,470,011

New York – 7.1%
City of New York NY Series 2014-A 5.00%, 08/01/2024	1,000	1,007,709
Series 2020-A 5.00%, 08/01/2025	1,500	1,539,897
Metropolitan Transportation Authority Series 2016-A 5.00%, 11/15/2024	2,000	2,024,364
Series 2017 5.00%, 11/15/2025	2,000	2,064,278
Series 2017-C 5.00%, 11/15/2025	630	650,310
5.00%, 11/15/2029	1,000	1,078,743
Nassau Health Care Corp. Series 2021 5.00%, 08/01/2024	865	871,104
New York City Municipal Water Finance Authority Series 2018-E 5.00%, 06/15/2032	1,410	1,458,441
New York State Dormitory Authority (NYU Langone Hospitals Obligated Group) Series 2014 5.00%, 07/01/2030	1,000	1,004,519
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2015-A 5.00%, 03/15/2026	1,000	1,028,653

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2020 5.00%, 12/01/2031	$1,000	$1,080,348
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2025	1,275	1,283,884
5.00%, 09/01/2031	1,000	1,004,315
Series 2016 5.00%, 10/01/2025	1,000	1,025,563
Series 2018-2 5.00%, 09/15/2029	1,530	1,624,917
5.00%, 09/15/2030	2,500	2,654,821
Series 2021-2 3.00%, 10/01/2028	3,950	3,845,365
5.00%, 07/15/2024	1,500	1,507,434
5.00%, 07/15/2027	2,445	2,568,515
Triborough Bridge & Tunnel Authority Series 2017-B 5.00%, 11/15/2033	1,205	1,281,973
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2022-A 5.00%, 08/15/2024	1,100	1,108,228

		31,713,381

North Carolina – 2.0%
Columbus County Industrial Facilities & Pollution Control Financing Authority (International Paper Co.) Series 2019 2.10%, 03/01/2027	1,000	988,345
County of Gaston NC Series 2023 4.00%, 05/01/2025	2,600	2,618,494
County of Wake NC Series 2021 5.00%, 04/01/2025	1,000	1,021,682
Raleigh Durham Airport Authority Series 2020-A 5.00%, 05/01/2024	2,000	2,003,573
State of North Carolina Series 2013-B 5.00%, 06/01/2025	1,000	1,024,657
State of North Carolina (State of North Carolina Lease) Series 2014-C 3.00%, 05/01/2028	1,000	989,704

		8,646,455

Ohio – 1.7%
American Municipal Power, Inc. (American Municipal Power Combined Hydroelectric Revenue) Series 2020 5.00%, 02/15/2026	1,035	1,071,076

	Principal Amount (000)	U.S. $ Value

Ohio Air Quality Development Authority (American Electric Power Co., Inc.) Series 2019 2.40%, 12/01/2038	$500	$444,622
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2016 5.00%, 06/01/2025	4,915	5,034,978
State of Ohio (University Hospitals Health System, Inc. Obligated Group) Series 2016 5.00%, 01/15/2030	1,090	1,123,404

		7,674,080

Oklahoma – 0.5%
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2029	1,000	1,005,798
Oklahoma Municipal Power Authority Series 2014-B 5.00%, 01/01/2025	1,000	1,013,081

		2,018,879

Oregon – 1.0%
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2027	1,000	1,057,962
Port of Portland OR Airport Revenue Series 2022-2 5.00%, 07/01/2030	1,000	1,099,152
Port of Portland OR Airport Revenue (Portland Intl Airport) Series 2017-2 5.00%, 07/01/2029	1,000	1,041,177
Washington County School District No. 1 West Union Series 2017 5.00%, 06/15/2033	1,030	1,094,148

		4,292,439

Pennsylvania – 3.9%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 4.00% (MUNIPSA + 0.70%), 11/15/2047(a)	1,000	988,058
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2032	500	433,109
City of Philadelphia PA Airport Revenue Series 2020-C 5.00%, 07/01/2030	1,220	1,324,976
Series 2021 5.00%, 07/01/2025	945	960,921

	Principal Amount (000)	U.S. $ Value

Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2031	$1,500	$1,595,863
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 5.00%, 12/31/2032	2,000	2,266,808
Pennsylvania Turnpike Commission Series 2019 5.00%, 12/01/2024	1,000	1,013,021
Pennsylvania Turnpike Commission Registration Fee Revenue Series 2023 3.24% (MUNIPSA + 0.85%), 07/15/2041(a)	1,000	999,069
Philadelphia Authority for Industrial Development (Temple University-of The Commonwealth System of Higher Education) Series 2015-2 5.00%, 04/01/2029	1,375	1,397,767
Series 2016-2 5.00%, 04/01/2028	1,550	1,577,473
Philadelphia Gas Works Co. Series 2016 5.00%, 10/01/2024	1,000	1,008,650
Philadelphia Municipal Authority (City of Philadelphia PA) Series 2017 5.00%, 04/01/2025	1,325	1,344,995
Reading School District BAM Series 2019-D 5.00%, 04/01/2025	1,500	1,522,002
School District of Philadelphia (The) Series 2023-A 5.00%, 06/28/2024	1,000	1,004,369

		17,437,081

Puerto Rico – 0.7%
Commonwealth of Puerto Rico Series 2021-A 5.625%, 07/01/2027	1,108	1,169,474
5.625%, 07/01/2029	675	731,136
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(c)	1,000	1,037,785

		2,938,395

South Carolina – 0.9%
SCAGO Educational Facilities Corp. for Pickens School District (Pickens County School District/SC) Series 2015 5.00%, 12/01/2030	1,000	1,018,691

	Principal Amount (000)	U.S. $ Value

SCAGO Educational Facilities Corp. for Pickens School District (SCAGO Educational Facilities Corp. for Pickens School District Lease) Series 2015 5.00%, 12/01/2029	$1,500	$1,528,022
South Carolina Public Service Authority AGM Series 2014-C 5.00%, 12/01/2025	1,500	1,512,033

		4,058,746

Tennessee – 1.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2023 5.00%, 07/01/2028	1,000	1,080,196
Metropolitan Nashville Airport Authority (The) Series 2019-B 5.00%, 07/01/2030	1,000	1,093,768
State of Tennessee Series 2016-B 5.00%, 08/01/2025	1,015	1,043,697
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.00%, 05/01/2053	2,000	2,068,447

		5,286,108

Texas – 4.2%
Central Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2028	1,065	1,095,840
Series 2020-F 5.00%, 01/01/2025	1,315	1,321,068
Central Texas Turnpike System Series 2015-C 5.00%, 08/15/2037	1,000	1,004,488
City of Carrollton TX Series 2019 5.00%, 08/15/2031	735	821,440
City of Houston TX Series 2016-A 5.00%, 03/01/2024	1,375	1,375,000
City of San Antonio TX Airport System Series 2019-A 5.00%, 07/01/2029	550	594,854
La Joya Independent School District Series 2013 5.00%, 02/15/2028	1,355	1,458,511
North Texas Tollway Authority (North Texas Tollway System) Series 2014-A 5.00%, 01/01/2025	1,000	1,002,964
State of Texas (Pre-refunded - US Govt Agencies) Series 2014 4.00%, 04/01/2033 (Pre-refunded/ETM)	2,000	2,000,929

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	$4,000	$4,301,870
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2019 5.00%, 12/31/2030	1,000	1,098,522
Texas Water Development Board (Texas Water Development Board State Revolving Fund) Series 2018 5.00%, 08/01/2025	1,000	1,028,133
Trinity River Authority Central Regional Wastewater System Revenue Series 2019 5.00%, 08/01/2024	1,670	1,681,716

		18,785,335

Utah – 0.6%
Utah Board of Higher Education (University of Utah(The)) NATL Series 1998 5.50%, 04/01/2029	1,440	1,565,243
Utah Transit Authority (Pre-refunded - US Treasuries) Series 2015-A 4.00%, 06/15/2033 (Pre-refunded/ETM)	1,000	1,012,572

		2,577,815

Virginia – 0.9%
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax) Series 2015 5.00%, 06/15/2025	1,800	1,842,294
Virginia College Building Authority (Marymount University) Series 2015 5.25%, 07/01/2030(c)	1,000	1,007,428
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2023 5.00%, 11/01/2052	1,000	1,000,983

		3,850,705

Washington – 3.5%
Pierce County School District No. 10 Tacoma (Pre-refunded - US Govt Agencies) Series 2015 5.00%, 12/01/2033 (Pre-refunded/ETM)	2,190	2,268,073
Port of Seattle WA Series 2017-C 5.00%, 05/01/2028	1,260	1,315,635

	Principal Amount (000)	U.S. $ Value

Series 2017-D 5.00%, 05/01/2024	$1,500	$1,502,775
Series 2018-A 5.00%, 05/01/2030	2,185	2,270,864
5.00%, 05/01/2036	1,010	1,038,449
Series 2018-B 5.00%, 05/01/2027	1,000	1,047,974
Snohomish County School District No. 13 Monroe Series 2015 5.00%, 12/01/2032	1,000	1,020,357
State of Washington Series 2014-R 5.00%, 07/01/2028	1,500	1,522,936
Series 2016-R 5.00%, 08/01/2024	565	569,287
Series 2018-C 5.00%, 02/01/2027	1,000	1,064,976
Washington Health Care Facilities Authority (Multicare Health System Obligated Group) Series 2015-B 5.00%, 08/15/2024	2,125	2,136,270

		15,757,596

West Virginia – 1.0%
West Virginia Economic Development Authority (Provident Group - Marshall Properties LLC) AGM Series 2023 5.00%, 07/01/2030	2,665	2,971,160
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2016A 5.00%, 06/01/2025	1,360	1,386,682

		4,357,842

Wisconsin – 1.8%
City of Milwaukee WI Series 2020-N 5.00%, 04/01/2027	1,000	1,049,566
AGM Series 2023 5.00%, 04/01/2031	1,000	1,113,306
City of Milwaukee WI Sewerage System Revenue Series 2016-S 4.00%, 06/01/2028	350	356,691
State of Wisconsin Series 2021-2 5.00%, 05/01/2025	1,730	1,769,897
Wisconsin Health & Educational Facilities Authority (Forensic Science & Protective Medicine Collaboration, Inc.) Series 2024 5.00%, 08/01/2027(b) (c)	2,000	2,048,978
Wisconsin Public Finance Authority (Renown Regional Medical Center) Series 2020 5.00%, 06/01/2029	755	804,753

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2030	$1,000	$977,886

		8,121,077

Total Long-Term Municipal Bonds (cost $379,270,033)		381,500,600

Short-Term Municipal Notes – 2.9%
Colorado – 0.2%
Colorado Educational & Cultural Facilities Authority (Jewish Federation of South Palm Beach County, Inc.) Series 2008 3.70%, 02/01/2038(d)	260	260,000
Colorado Educational & Cultural Facilities Authority (Michael Ann Russell Jewish Community Center, Inc.) Series 2012 3.70%, 01/01/2039(d)	500	500,000

		760,000

District of Columbia – 0.2%
District of Columbia (MedStar Health Obligated Group) Series 2017-A 3.65%, 08/15/2038(d)	650	650,000
Metropolitan Washington Airports Authority Aviation Revenue Series 2012-D 3.65%, 10/01/2039(d)	300	300,000

		950,000

Illinois – 0.2%
Illinois Finance Authority (University of Chicago Medical Center Obligated Group) Series 2010 3.60%, 08/01/2044(d)	720	720,000

Indiana – 0.6%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2009D 3.65%, 11/01/2039(d)	1,500	1,500,000
Indiana Municipal Power Agency Series 2019-B 3.45%, 01/01/2042(d)	1,370	1,370,000

		2,870,000

	Principal Amount (000)	U.S. $ Value

Iowa – 0.4%
Iowa Finance Authority (Iowa Health System Obligated Group) Series 2020 3.65%, 02/15/2039(d)	$1,825	$1,825,000

Missouri – 0.1%
Health & Educational Facilities Authority of the State of Missouri (St Louis University/US) Series 2013-B 3.55%, 10/01/2035(d)	365	365,000

New Jersey – 0.2%
New Jersey Health Care Facilities Financing Authority (Virtua Health Obligated Group) Series 2009-C 3.20%, 07/01/2043(d)	800	800,000

New York – 0.2%
City of New York NY Series 2008-L 3.45%, 04/01/2038(d)	650	650,000
Triborough Bridge & Tunnel Authority Series 2022-B 3.45%, 01/01/2033(d)	400	400,000

		1,050,000

Ohio – 0.1%
County of Montgomery OH (Premier Health Partners Obligated Group) Series 2019 3.78%, 11/15/2045(d)	450	450,000

Oregon – 0.1%
Oregon State Facilities Authority (PeaceHealth Obligated Group) Series 2018-A 3.45%, 08/01/2034(d)	500	500,000

Tennessee – 0.2%
Greeneville Health & Educational Facilities Board (Ballad Health Obligated Group) Series 2018-B 3.30%, 07/01/2045(d)	700	700,000

Virginia – 0.4%
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 3.30%, 07/01/2052(d)	2,000	2,000,000

Total Short-Term Municipal Notes (cost $12,990,000)		12,990,000

Total Municipal Obligations (cost $392,260,033)		394,490,600

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 1.2%
Financial Institutions – 0.8%
Banking – 0.5%
BPCE SA 5.15%, 07/21/2024(c)	$375	$373,196
Citigroup, Inc. Series AA 7.625%, 11/15/2028(e)	184	189,555
Credit Suisse AG/New York NY 7.95%, 01/09/2025	850	866,090
HSBC Holdings PLC 3.803%, 03/11/2025	500	499,750
Standard Chartered PLC 7.776%, 11/16/2025(c)	250	253,083
Wells Fargo & Co. 7.625%, 09/15/2028(e)	27	28,496

		2,210,170

Finance – 0.3%
Aircastle Ltd. 4.125%, 05/01/2024	880	877,026
Aviation Capital Group LLC 1.95%, 01/30/2026(c)	290	269,569

		1,146,595

		3,356,765

Industrial – 0.4%
Consumer Cyclical - Other – 0.1%
Lennar Corp. 4.50%, 04/30/2024	500	498,405

Consumer Non-Cyclical – 0.2%
Altria Group, Inc. 3.40%, 05/06/2030	215	193,500
BAT Capital Corp. 4.906%, 04/02/2030	230	223,422
Philip Morris International, Inc. 5.625%, 11/17/2029	250	256,000
Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024	500	485,000

		1,157,922

Technology – 0.1%
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026	370	343,412

		1,999,739

Total Corporates - Investment Grade (cost $5,325,995)		5,356,504

ASSET-BACKED SECURITIES – 0.8%
Autos - Fixed Rate – 0.5%
Carvana Auto Receivables Trust Series 2023-N1, Class A 6.36%, 04/12/2027(c)	260	260,590

	Principal Amount (000)	U.S. $ Value

Foursight Capital Automobile Receivables Trust Series 2023-1, Class A2 5.43%, 10/15/2026(c)	$481	$480,721
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(c)	779	783,182
Santander Bank Auto Credit-Linked Notes Series 2023-A, Class B 6.493%, 06/15/2033(c)	193	193,444
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.48%, 08/17/2026(c)	361	361,360

		2,079,297

Other ABS - Fixed Rate – 0.3%
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(c)	498	494,502
Pagaya AI Debt Trust Series 2023-3, Class A 7.60%, 12/16/2030(c)	609	612,073
Series 2024-1, Class A 6.66%, 07/15/2031(c)	115	115,370
Theorem Funding Trust Series 2023-1A, Class A 7.58%, 04/15/2029(c)	77	77,371

		1,299,316

Total Asset-Backed Securities (cost $3,372,602)		3,378,613

GOVERNMENTS - TREASURIES – 0.6%
United States – 0.6%
U.S. Treasury Notes 4.875%, 11/30/2025 (cost $2,507,303)	2,500	2,505,469

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%
Risk Share Floating Rate – 0.3%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-DNA1, Class M1A 7.422% (CME Term SOFR + 2.10%), 03/25/2043(a) (c)	851	868,364
Series 2023-DNA2, Class M1A 7.422% (CME Term SOFR + 2.10%), 04/25/2043(a) (c)	434	441,743

Total Collateralized Mortgage Obligations (cost $1,284,852)		1,310,107

SHORT-TERM INVESTMENTS – 9.0%
U.S. Treasury Bills – 6.4%
U.S. Treasury Bill Zero Coupon, 03/05/2024	14,000	13,991,810

	Principal Amount (000)	U.S. $ Value

Zero Coupon, 03/21/2024	$1,500	$1,495,596
Zero Coupon, 04/04/2024	6,000	5,970,080
Zero Coupon, 04/11/2024	3,000	2,981,977
Zero Coupon, 04/25/2024	4,000	3,967,703

Total U.S. Treasury Bills (cost $28,408,203)		28,407,166

	Shares

Investment Companies – 2.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(f) (g) (h) (cost $11,777,537)	11,777,537	11,777,537

Total Short-Term Investments (cost $40,185,740)		40,184,703

Total Investments – 100.6% (cost $444,936,525)(i)		447,225,996
Other assets less liabilities – (0.6)%		(2,519,213)

Net Assets – 100.0%		$444,706,783

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	10,200	03/31/2025	1 Day SOFR	3.847%	Annual	$(239,095)	$—	$(239,095)
USD	4,800	03/31/2025	1 Day SOFR	4.099%	Annual	(94,371)	—	(94,371)
USD	3,700	03/31/2025	1 Day SOFR	4.013%	Annual	(77,902)	—	(77,902)
USD	4,000	06/30/2025	1 Day SOFR	4.808%	Annual	(16,115)	—	(16,115)
USD	1,600	07/31/2025	1 Day SOFR	4.851%	Annual	(3,652)	—	(3,652)
USD	10,600	11/05/2025	1 Day SOFR	4.859%	Annual	12,100	—	12,100
USD	6,900	11/05/2025	1 Day SOFR	4.713%	Annual	(11,304)	—	(11,304)
USD	4,800	11/05/2025	1 Day SOFR	4.408%	Annual	(31,954)	—	(31,954)
USD	2,700	11/05/2025	1 Day SOFR	4.762%	Annual	(1,780)	—	(1,780)
USD	5,000	12/15/2025	1 Day SOFR	4.238%	Annual	(45,520)	—	(45,520)
USD	3,700	01/05/2026	1 Day SOFR	4.164%	Annual	(35,558)	—	(35,558)
USD	14,000	02/15/2026	1 Day SOFR	4.164%	Annual	(109,278)	—	(109,278)
USD	8,310	05/15/2026	1 Day SOFR	4.479%	Annual	3,661	—	3,661
USD	2,400	05/15/2026	1 Day SOFR	4.012%	Annual	(44,863)	—	(44,863)
USD	3,000	07/31/2029	1 Day SOFR	3.942%	Annual	(6,281)	—	(6,281)
USD	2,000	04/15/2032	3.275%	1 Day SOFR	Annual	120,100	—	120,100
USD	1,000	04/15/2032	3.215%	1 Day SOFR	Annual	64,756	—	64,756
USD	650	04/15/2032	3.291%	1 Day SOFR	Annual	38,223	—	38,223
USD	420	04/15/2032	3.852%	1 Day SOFR	Annual	6,370	—	6,370
USD	1,900	08/15/2033	4.488%	1 Day SOFR	Annual	(84,520)	—	(84,520)

						$(556,983)	$—	$(556,983)

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 29, 2024.
(b)	When-Issued or delayed delivery security.

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 29, 2024, the aggregate market value of these securities amounted to $15,281,816 or 3.4% of net assets.

(d)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,139,471 and gross unrealized depreciation of investments was $(1,406,983), resulting in net unrealized appreciation of $1,732,488.

As of February 29, 2024, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.2% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

BAM – Build American Mutual

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

ETM – Escrowed to Maturity

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

AB Active ETFs, Inc.

AB Tax-Aware Short Duration Municipal ETF

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$381,500,600	$—	$381,500,600
Short-Term Municipal Notes	—	12,990,000	—	12,990,000
Corporates - Investment Grade	—	5,356,504	—	5,356,504
Asset-Backed Securities	—	3,378,613	—	3,378,613
Governments - Treasuries	—	2,505,469	—	2,505,469
Collateralized Mortgage Obligations	—	1,310,107	—	1,310,107
Short-Term Investments:
U.S. Treasury Bills	—	28,407,166	—	28,407,166
Investment Companies	11,777,537	—	—	11,777,537

Total Investments in Securities	11,777,537	435,448,459	—	447,225,996
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	245,210	—	245,210
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(802,193)	—	(802,193)

Total	$11,777,537	$434,891,476	$—	$446,669,013

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 29, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/29/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,352	$82,084	$72,658	$11,778	$72